Shareholder Report, Line Graph (Details) LMA5400_Franklin U.S. Small Cap Equity Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,171,055	$ 1,970,734	$ 1,656,837	$ 1,947,429	$ 1,493,661	$ 1,339,936	$ 1,108,143	$ 1,308,701	$ 1,200,443	$ 1,000,000	$ 2,613,449
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,244,826	2,620,858	2,080,759	2,575,418	2,049,495	1,695,370	1,293,987	1,365,567	1,127,351	1,000,000	$ 3,801,166
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	$ 2,220,324	$ 1,990,646	$ 1,702,441	$ 2,139,725	$ 1,863,564	$ 1,553,477	$ 1,237,585	$ 1,390,763	$ 1,213,080	$ 1,000,000	$ 2,504,679